1

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 8.96%, Floor 1.72%), 1.97%, 05/01/33Δ	$7,727	$8,111

TOTAL ADJUSTABLE RATE MORTGAGE (COST $7,716)		$8,111

CORPORATE BONDS – 60.7%

AEROSPACE & DEFENSE – 2.8%

Boeing Co. (The), Sr. Unsecured

1.17%, 02/04/23	250,000	250,617

1.95%, 02/01/24	350,000	359,080

3.20%, 03/01/29	150,000	158,451

TOTAL AEROSPACE & DEFENSE		$768,148

AUTOMOTIVE – 3.2%

Ford Motor Credit Co. LLC, Sr. Unsecured

5.58%, 03/18/24	250,000	273,031

2.90%, 02/16/28	250,000	252,538

General Motors Financial Co., Inc., Sr. Unsecured

1.05%, 03/08/24	100,000	101,066

2.90%, 02/26/25	230,000	244,516

TOTAL AUTOMOTIVE		$871,151

BIOTECHNOLOGY – 0.9%

Amgen, Inc., Sr. Unsecured, 2.25%, 08/19/23	225,000	232,813

BUILDING PRODUCTS – 2.5%

Carrier Global Corp., Sr. Unsecured, 2.49%, 02/15/27	250,000	264,414

Johnson Controls International PLC, Sr. Unsecured, 3.63%, 07/02/24ÿ	373,000	401,762

TOTAL BUILDING PRODUCTS		$666,176

CAPITAL MARKETS – 5.1%

Bank of America Corp., Sr. Unsecured, MTN,
(SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	251,804

Goldman Sachs Group, Inc. (The), Sr. Unsecured
0.48%, 01/27/23	170,000	169,869
(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	210,000	225,233

Morgan Stanley, Sr. Unsecured, (SOFR + 0.72%), 0.99%, 12/10/26Δ	175,000	173,349

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 04/01/22	250,000	253,433

Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 3.25%, 03/11/24	275,000	294,271

TOTAL CAPITAL MARKETS		$1,367,959

COMMERCIAL SERVICES & SUPPLIES – 1.1%

Global Payments, Inc., Sr. Unsecured, 2.65%, 02/15/25	275,000	290,274

Description	Par Value	Value

COMPUTERS – 1.0%

Apple, Inc., Sr. Unsecured, 0.70%, 02/08/26	$110,000	$109,415

Hewlett Packard Enterprise Co., Sr. Unsecured, 1.45%, 04/01/24	150,000	152,594

TOTAL COMPUTERS		$262,009

DIVERSIFIED FINANCIAL SERVICES – 11.4%

American Express Co., Sr. Unsecured, 3.13%, 05/20/26	150,000	164,678

Capital One Financial Corp., Sr. Unsecured
(3 Month USD LIBOR + 0.95%), 1.07%, 03/09/22Δ	250,000	251,068

3.90%, 01/29/24	250,000	269,395

Citigroup, Inc., Subordinated, 4.13%, 07/25/28	250,000	283,792

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	250,000	270,941

Huntington Bancshares, Inc., Subordinated, 4.35%, 02/04/23	150,000	157,982

JPMorgan Chase & Co., Sr. Unsecured,
(SOFR + 1.59%), 2.01%, 03/13/26Δ	150,000	155,701

PNC Financial Services Group, Inc. (The), Sr.
Unsecured, 3.45%, 04/23/29	100,000	112,866

PNC Financial Services Group, Inc. (The),
Subordinated, 3.90%, 04/29/24	200,000	217,281

Truist Bank, Sr. Unsecured, BKNT, 3.20%, 04/01/24	175,000	187,373

Truist Bank, Subordinated, BKNT, 3.63%, 09/16/25	250,000	276,726

Truist Financial Corp., Sr. Unsecured, 2.70%, 01/27/22	250,000	252,547

Truist Financial Corp., Sr. Unsecured, MTN,
(3 Month USD LIBOR + 0.65%), 0.80%, 04/01/22Δ	345,000	345,890

Wells Fargo & Co., Sr. Unsecured, MTN,
(3 Month USD LIBOR + 0.75%), 2.16%, 02/11/26Δ	140,000	146,108

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,092,348

ELECTRIC – 3.4%

American Electric Power Co., Inc., Series M, Sr. Unsecured,
0.75%, 11/01/23#	250,000	250,290

FirstEnergy Corp., Series A, Sr. Unsecured, 1.60%, 01/15/26	250,000	248,898

Southern Co. (The), Series 21-B, Sr. Unsecured, 1.75%, 03/15/28	40,000	40,050

Union Electric Co., 1st Mortgage, 3.50%, 03/15/29	220,000	247,163

WEC Energy Group, Inc., Sr. Unsecured, 1.80%, 10/15/30	150,000	147,182

TOTAL ELECTRIC		$933,583

July 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

ELECTRONICS – 0.6%

Honeywell International, Inc., Sr. Unsecured, 0.48%, 08/19/22	$175,000	$175,062

FOOD & STAPLES RETAILING – 1.3%

Conagra Brands, Inc., Sr. Unsecured, 1.38%, 11/01/27	200,000	196,517

McCormick & Co., Inc., Sr. Unsecured, 0.90%, 02/15/26	150,000	148,486

TOTAL FOOD & STAPLES RETAILING		$345,003

HEALTHCARE-SERVICES – 1.7%

CommonSpirit Health, Sr. Secured, 3.35%, 10/01/29	150,000	164,561

UnitedHealth Group, Inc., Sr. Unsecured, 2.38%, 10/15/22	300,000	307,722

TOTAL HEALTHCARE-SERVICES		$472,283

HOUSEHOLD PRODUCTS/WARES – 0.8%

Church & Dwight Co., Inc., Sr. Unsecured, 2.45%, 08/01/22	225,000	229,296

INSURANCE – 2.7%

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	250,000	268,040

CNA Financial Corp., Sr. Unsecured, 7.25%, 11/15/23	200,000	229,079

Principal Life Global Funding II, Secured, 1.63%, 11/19/30Ω	250,000	242,485

TOTAL INSURANCE		$739,604

MACHINERY – 0.2%

Caterpillar Financial Services Corp., Sr. Unsecured, 0.65%, 07/07/23	50,000	50,348

OIL & GAS – 0.9%

Pioneer Natural Resources Co., Sr. Unsecured, 1.90%, 08/15/30	240,000	233,156

PHARMACEUTICALS – 5.8%

AbbVie, Inc., Sr. Unsecured, 3.75%, 11/14/23	150,000	160,537

AstraZeneca PLC, Sr. Unsecured, 0.70%, 04/08/26	100,000	98,886

Becton Dickinson and Co., Sr. Unsecured, 1.96%, 02/11/31	100,000	99,279

Bristol-Myers Squibb Co., Sr. Unsecured, 2.75%, 02/15/23	260,000	268,978

Cardinal Health, Inc., Sr. Unsecured, 3.20%, 03/15/23	350,000	365,203

Cigna Corp., Sr. Unsecured, 2.38%, 03/15/31	250,000	258,835

CVS Health Corp., Sr. Unsecured

3.70%, 03/09/23	35,000	36,731

1.30%, 08/21/27#	145,000	143,921

Zoetis, Inc., Sr. Unsecured, 3.00%, 09/12/27	125,000	136,153

TOTAL PHARMACEUTICALS		$1,568,523

PIPELINES – 1.4%

Plains All American Pipeline LP, Sr. Unsecured, 3.85%, 10/15/23	366,000	387,044

Description	Par Value	Value

REAL ESTATE INVESTMENT TRUSTS – 6.0%

American Tower Corp., Sr. Unsecured, 5.00%, 02/15/24	$250,000	$276,797

Healthcare Realty Trust, Inc., Sr. Unsecured

3.88%, 05/01/25	300,000	328,532

3.63%, 01/15/28#	300,000	334,408

Healthpeak Properties, Inc., Sr. Unsecured, 3.25%, 07/15/26	110,000	120,220

Ventas Realty LP, Company Guaranteed, 4.00%, 03/01/28	250,000	284,673

Welltower, Inc., Sr. Unsecured, 3.63%, 03/15/24	250,000	268,502

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,613,132

RETAIL – 1.8%

Amazon.com, Inc., Sr. Unsecured, 1.20%, 06/03/27	100,000	100,847

Lowe’s Cos., Inc., Sr. Unsecured, 3.65%, 04/05/29	200,000	226,304

Walgreens Boots Alliance, Inc., Sr. Unsecured, 3.20%, 04/15/30#	150,000	162,748

TOTAL RETAIL		$489,899

SEMICONDUCTORS – 0.6%

QUALCOMM, Inc., Sr. Unsecured, 3.25%, 05/20/27	150,000	165,960

SOFTWARE – 0.7%

Oracle Corp., Sr. Unsecured, 2.50%, 04/01/25	50,000	52,653

Roper Technologies, Inc., Sr. Unsecured, 3.13%, 11/15/22	125,000	128,548

TOTAL SOFTWARE		$181,201

TELECOMMUNICATIONS – 1.8%

AT&T, Inc., Sr. Unsecured, 0.90%, 03/25/24	125,000	125,186

Verizon Communications, Inc., Sr. Unsecured

0.75%, 03/22/24	50,000	50,193

2.63%, 08/15/26	240,000	256,290

2.10%, 03/22/28	50,000	51,425

TOTAL TELECOMMUNICATIONS		$483,094

TRANSPORTATION – 1.0%

Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 09/01/22	265,000	270,617

TRUCKING & LEASING – 2.0%

GATX Corp., Sr. Unsecured, 3.25%, 09/15/26	505,000	548,026

TOTAL CORPORATE BONDS (COST $15,795,094)		$16,436,709

GOVERNMENT AGENCIES – 3.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.4%

0.30%, 08/10/23	400,000	400,020

0.38%, 07/21/25#	250,000	248,252

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$648,272

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.7%

0.25%, 05/22/23	$200,000	$200,350

TOTAL GOVERNMENT AGENCIES (COST $848,618)		$848,622

MORTGAGE-BACKED SECURITIES – 1.7%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.3%

Pool C90504, 6.50%, 12/01/21	449	453

Pool G01625, 5.00%, 11/01/33	15,423	17,475

Pool A18401, 6.00%, 02/01/34	19,884	22,762

Pool G08097, 6.50%, 11/01/35	13,883	16,320

Pool G02390, 6.00%, 09/01/36	4,869	5,779

Pool G08193, 6.00%, 04/01/37	14,391	16,940

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$79,729

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.9%

Pool AE2520, 3.00%, 01/01/26	153,751	161,318

Pool 256639, 5.00%, 02/01/27	11,636	12,679

Pool 256752, 6.00%, 06/01/27	11,748	13,506

Pool 257007, 6.00%, 12/01/27	18,672	21,455

Pool 254240, 7.00%, 03/01/32	19,259	21,865

Pool 745412, 5.50%, 12/01/35	11,322	13,070

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$243,893

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.5%

Pool 780825, 6.50%, 07/15/28	28,718	32,573

Pool 2616, 7.00%, 07/20/28	17,244	20,169

Pool 2701, 6.50%, 01/20/29	36,674	42,390

Pool 426727, 7.00%, 02/15/29	3,964	4,488

Pool 781231, 7.00%, 12/15/30	16,331	19,347

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$118,967

TOTAL MORTGAGE-BACKED SECURITIES (COST $399,724)		$442,589

U.S. TREASURY OBLIGATIONS – 31.6%

U.S. TREASURY NOTES – 31.6%

1.88%, 07/31/22	125,000	127,233

1.50%, 08/15/22	150,000	152,211

2.00%, 02/15/23	200,000	205,703

2.50%, 03/31/23	150,000	155,872

2.75%, 05/31/23	200,000	209,425

0.25%, 06/15/23	250,000	250,375

2.50%, 08/15/23	250,000	261,706

1.63%, 10/31/23#	290,000	299,096

2.38%, 08/15/24	500,000	530,547

0.38%, 04/30/25	250,000	248,874

2.13%, 05/15/25	300,000	318,246

2.00%, 08/15/25	650,000	687,658

2.25%, 11/15/25	500,000	535,300

1.63%, 05/15/26	775,000	809,987

2.25%, 02/15/27	30,000	32,396

1.13%, 02/28/27	250,000	254,729

0.50%, 06/30/27	450,000	441,358

2.25%, 11/15/27	300,000	324,985

2.75%, 02/15/28	750,000	836,845

1.25%, 06/30/28	500,000	508,756

Description	Par Value	Value

3.13%, 11/15/28	$350,000	$401,691

2.38%, 05/15/29	400,000	438,766

0.63%, 05/15/30	550,000	525,276

TOTAL U.S. TREASURY NOTES		$8,557,035

TOTAL U.S. TREASURY OBLIGATIONS (COST $8,111,037)		$8,557,035

	Number of Shares

MONEY MARKET FUND – 2.5%

Dreyfus Government Cash Management Fund,
Institutional Shares, 0.03%^	665,126	665,126

TOTAL MONEY MARKET FUND (COST $665,126)		$665,126

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.4%

REPURCHASE AGREEMENTS – 4.4%

Bank of America Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $226,747 collateralized by U.S. Government Agency Securities, 1.00% to 5.50%, maturing 11/01/28 to 8/01/51; total market value of $231,281.	$226,746	226,746

BNP Paribas SA, 0.05%, dated 7/30/21, due 8/02/21, repurchase price $226,747 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 8.13%, maturing 8/15/21 to 5/01/51; total market value of $231,281.	226,746	226,746

Daiwa Capital Markets America, 0.05%, dated 7/30/21, due 8/02/21, repurchase price $226,747 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 9/16/21 to 8/01/51; total market value of $231,281.	226,746	226,746

Deutsche Bank Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $226,747 collateralized by U.S. Government Agency Securities, 0.00% to 7.25%, maturing 8/12/21 to 6/21/41; total market value of $231,281.	226,746	226,746

RBC Dominion Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $226,747 collateralized by U.S. Government Agency & Treasury Securities, 0.25% to 7.50%, maturing 4/15/24 to 4/01/53; total market value of $231,281.	226,746	226,746

July 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

TD Securities, Inc., 0.05%, dated 7/30/21, due 8/02/21, repurchase price $59,666 collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 7/01/31 to 8/01/51; total market value of $60,859.	$59,666	$59,666

TOTAL REPURCHASE AGREEMENTS (COST $1,193,396)		$1,193,396

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,193,396)		$1,193,396

TOTAL INVESTMENTS – 104.0% (COST $27,020,711)		$28,151,588

COLLATERAL FOR SECURITIES ON LOAN – (4.4%)		(1,193,396)

OTHER ASSETS LESS LIABILITIES – 0.4%		111,342

TOTAL NET ASSETS – 100.0%		$27,069,534

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

 The following is a summary of the inputs used as of July 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$8,111	$—	$8,111

Corporate Bonds	—	16,436,709	—	16,436,709

Government Agencies	—	848,622	—	848,622

Mortgage-Backed Securities	—	442,589	—	442,589

U.S. Treasury Obligations	—	8,557,035	—	8,557,035

Money Market Fund	665,126	—	—	665,126

Repurchase Agreements	—	1,193,396	—	1,193,396

Total	$665,126	$27,486,462	$—	$28,151,588

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

#	Security, or a portion thereof, is on loan.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2021, these liquid restricted securities amounted to $242,485, representing 0.90% of total net assets.

^	7-Day net yield.

July 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Intermediate-Term Bond Fund (concluded)

The following acronyms are used throughout this Fund:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

SOFR	Secured Overnight Financing Rate

USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

July 31, 2021 (unaudited)